Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		$ 0	$ 1		$ 3
Defined Benefit Plan, Amortization of Gains (Losses)		0	0		2
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		0	202	$ (28)
Other comprehensive income before reclassifications, net of tax		(28)	(41)	(64)
Amounts reclassified from Accumulated other comprehensive loss, net of tax		0	1	0
Net Other Comprehensive Income		28	40
Ending balance		(28)	0	(92)	202
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax		0	0		0
Elimination of Predecessor Company AOCI			(162)
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		0	(37)	1
Other comprehensive income before reclassifications, net of tax		1	(72)	(1)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	[1]	0	1	0	5
Net Other Comprehensive Income		1	(71)	(1)	(28)
Ending balance		1	0	0	(37)
Elimination of Predecessor Company AOCI			108
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		0	239	(29)
Other comprehensive income before reclassifications, net of tax		(29)		(63)
Amounts reclassified from Accumulated other comprehensive loss, net of tax		0	0
Net Other Comprehensive Income		29	(31)	63	6
Ending balance		$ (29)	0	$ (92)	$ 239
Elimination of Predecessor Company AOCI			$ (270)

[1]	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 15)